Accounts receivable, net (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Accounts receivable, net
Accounts receivable - trade	$ 16,358,493	$ 24,481,363
Accounts receivable - related party	0	49
Accounts receivable	16,358,493	24,481,412
Less: allowance for doubtful accounts	(7,249)	(8,094)
Accounts receivable, net	$ 16,351,244	$ 24,473,318